Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Inventory
Inventory consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Finished goods	$2,225	$2,096
Work in progress	366	213
Raw materials	1,428	1,556

Total Inventory	$4,019	$3,865

Inventory consists of the following (in thousands):

	December 31,
	2022	2021
Finished goods	$2,096	$1,609
Work in progress	213	216
Raw materials	1,556	890

Total Inventory	$3,865	$2,715